UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Co.
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-6074

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212/303-9414

Signature, Place, and Date of Signing:

     James R. Pasquarelli     New York, NY     November 06, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     417330


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abraxas Pete Corp           common              003830106      965   248919     X    X                      248919
Acuson Corp.                common              005113105     2444   107440     X    X                      107440
Arch Commun. Group Long     common              039392105      960   191932     X    X                      191932
Alteon Web Systems          common              02145A109     3639    33571     X    X                       33571
Actuant                     common              00508x104      285    72423     X    X                       72423
AXA Financial               common              002451102     2704    53084     X    X                       53084
Best Foods                  common              086584101     8156   112110     X    X                      112110
Columbia Energy Group Com   common              197648108     9432   132847     X    X                      132847
Dexter Corp.                common              252165105     6832    93703     X    X                       93703
Donaldson Lufklu & Jenrette common              257661108    18707   209158     X    X                      209158
Deluxe Corp.                common              248019101     2495   122813     X    X                      122813
Devon Energy                common              25179m103        0        6     X    X                           6
HVID Marine Stock           common              44851m109       67     8769     X    X                        8769
Infinity Broadcast. Corp A  common              456625102     4903   148586     X    X                      148586
Lycos                       common              550818108     2085    30315     X    X                       30315
Mallinkrodt                 common              561232109     7441   163098     X    X                      163098
Nabisco Holdings            common              629526104     2775    51619     X    X                       51619
Nvest LP                    common              670657107     1322    33565     X    X                       33565
Nabisco Group               common              62952P102     7791   273352     X    X                      273352
Nogatech Inc.               common              654919109       72     8424     X    X                        8424
Nat'l. Computer Systems     common              635519101     1106    15157     X    X                       15157
Paine Webber Grp. Inc.      common              695629105    14420   211674     X    X                      211674
Rio Algom Ltd.              common              766889109     2491   131126     X    X                      131126
SDL Inc.                    common              784076101     8933    28880     X    X                       28880
South Down Inc.             common              841297104     6491    91104     X    X                       91104
Seagate Technology          common              811804103    17827   258362     X    X                      258362
Shaw Industries             common              820286102     2482   134159     X    X                      134159
Salient 3 Commun.           common              794721100       78    30328     X    X                       30328
AT&T Corp                   common              001957109      410    13943     X    X                       13943
Terra Networks              common              88100W103      834    22701     X    X                       22701
Time Warner Inc.            common              887315109     6255    79938     X    X                       79938
United Dominion Industries  common              909914103     5704   240814     X    X                      240814
Seagram Ltd.                common              811850106     4864    84677     X    X                       84677
Verio Inc.                  common              923433106     4815    80256     X    X                       80256
Voicestream Wireless        common              928615103    29864   257308     X    X                      257308
WPP Group PLC ADR long      common              929309300     2661    44867     X    X                       44867
MYND Corporation            common              628551103      999    73972     X    X                       73972
Young & Rubicam Inc.        common              987425105    11872   239843     X    X                      239843
Nebco Evans Pfd             preferred           U62922106        0     6782     X    X                        6782
Best Foods CALL OCT 65      options             086584101      438      575     X    X                         575
DLJ CALL OCT 80             options             257661108      341      359     X    X                         359
Fort James CALL DEC 30      options             347471104       29       95     X    X                          95
Georgia Pac CALL JAN 35     options             373298108        4      141     X    X                         141
Georgia Pac CALL JAN 40     options             373298108        6      342     X    X                         342
Nabisco Group CALL DEC 25   options             62952P102      445     1078     X    X                        1078
SDL CALL Dec 400            options             784076101      237      158     X    X                         158
South Down CALL Mar 65      options             841297104        4        5     X    X                           5
Shaw Industries Call Nov 15 options             820286102       71      188     X    X                         188
Terra Networks CALL DEC 65  options             88100W103        1       21     X    X                          21
Voicestream CALL Oct 110    options             928615103       81       82     X    X                          82
Voicestream CALL Oct  115   options             928615103       57       82     X    X                          82
Seagram CALL Nov 60         options             811850106       21       90     X    X                          90
Seagram CALL NOV 70         options             811850106       44     1186     X    X                        1186
MYND Corp CALL Nov 10       options             628551103       12       29     X    X                          29
Invitrogen PUT Oct 80       options             46185R100     1183      937     X    X                         937
S&P 500 PUT Nov 1350        options             78462f103       28       23     X    X                          23
S&P 500 PUT DEC 1400        options             6A899K721       89       30     X    X                          30
AT&T Put JAN01 40           options             001957109      156      139     X    X                         139
Tyco Intl PUT Oct 50        options             902124106      130      906     X    X                         906
Axas Contingent Rights      rights              003831112      106   425825     X    X                      425825
Diva Systems Warrants       warrants            255013153        0     4000     X    X                        4000
DTI Hldgs. Inc. Warrants    warrants            23333W117        0     6095     X    X                        6095
Spec Foods WRTS 0% 12/15/09 warrants            784127AA0        1   135900     X    X                      135900
                                                            208665